Taxation (Details 2)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Taxation [Abstract]
PRC statutory tax rate	25.00%	25.00%	25.00%
Effect of preferential income tax rate	(9.60%)	(9.80%)	(8.30%)
Effect of different income tax rate in other jurisdictions	(0.30%)
Effect of non-deductible expenses	0.00%	0.00%	0.10%
Provision for DTA allowance	(15.10%)	(19.10%)	0.00%
Others	0.00%	(1.40%)	2.50%
Effective tax rate	0.00%	(5.30%)	19.30%